SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Line Items]
Inventory of raw materials for framing systems and packaging materials	$ 2,360	$ 2,360	$ 7,001
Note payable, net of discount		209,786
Convertible note payable, net of debt discount	$ 247,986	$ 122,383
Computer Software, Intangible Asset [Member] | Maximum [Member]
Accounting Policies [Line Items]
Amortization period	5 years	5 years
Computer Software, Intangible Asset [Member] | Minimum [Member]
Accounting Policies [Line Items]
Amortization period	3 years	3 years